Deposits Paid for Non-Current Assets - Schedule of Deposits Paid for Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits paid for:
Acquisition of property, plant and equipment		$ 103
Equity investment	2,345
Total deposits	$ 2,345	$ 103